Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expense

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Cost of sales	$33	$—	$—
General and administrative	10,909	929	13
Total share-based compensation expense	$10,942	$929	$13

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSU activity

		Weighted
		Average
	Number of	Grant Date
(in thousands)	Shares	Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	1,988	11.40
Forfeited	(33)	11.55
Outstanding as of December 31, 2021	1,955	$11.40

Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSU activity

		Weighted
		Average
		Grant Date
(in thousands)	Units	Fair Value
Granted on January 16, 2020	660	$9.44
Granted	20	$9.44
Forfeited	(40)	$9.44
Outstanding at December 31, 2020	640	$9.44
Granted	143	$51.11
Vested	(104)	$9.44
Forfeited	(20)	$18.77
Outstanding at December 31, 2021	659	$18.19

Units vested at December 31, 2021	104	$9.44
Units outstanding and expected to vest as of December 31, 2021	659	$18.19

Schedule of assumptions used for grants of awards

		January 16,
	Year	2020
	Ended	through
	December 31,	December 31,
	2021	2020
Annual risk-free rate of return	0.32%	1.62%
Expected volatility	37.2%	32.5%
Expected term	4.0 years	5.0 years
Dividend yield	—%	—%

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used for grants of awards

Annual risk-free rate of return	1.87%
Expected volatility	39.2%
Expected term	7.0 years
Dividend yield	—%

Share-based Payment Arrangement, Option, Activity [Table Text Block]

		Weighted
		Average
		Grant Date
(in thousands)	Options	Fair Value
Outstanding at January 15, 2020 and December 31, 2019	466	$6.19
Options vested and exercisable at January 15, 2020	222	$6.19
Nonvested options outstanding at January 15, 2020	244	$6.19

Nonvested Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Activity [Table Text Block]

		Weighted
		Average
		Grant Date
(in thousands)	Options	Fair Value
Nonvested at January 1, 2020	247	$2.53
Vested	(3)	$2.53
Nonvested at January 15, 2020	244	$2.53